Investment in marketable securities (Tables)	12 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

As of June 30, 2024 and 2023, the Company held some equity securities which are publicly traded on registered Stock Exchanges. The equity securities being held as of June 30, 2024 and 2023 were valued at $124,963 and $494,275 respectively. The following tables classify the Company’s assets measured at fair value on a recurring basis into the fair value hierarchy:

As at June 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Equity securities	$124,963	$-	$-	$124,963
Total	$124,963	$-	$-	$124,963

As at June 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Equity securities	$494,275	$-	$-	$494,275
Total	$494,275	$-	$-	$494,275